Columbia High Yield Bond Fund
Prospectus Supplement – July 1, 2011 to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia High Yield Bond Fund	7/30/2010 and 9/27/2010

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia High Yield Bond Fund	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses		Columbia High Yield Bond Fund	Columbia High Yield Bond Fund Class A	Columbia High Yield Bond Fund Class B	Columbia High Yield Bond Fund Class C	Columbia High Yield Bond Fund Class I	Columbia High Yield Bond Fund Class R	Columbia High Yield Bond Fund Class R3	Columbia High Yield Bond Fund Class R4	Columbia High Yield Bond Fund Class R5	Columbia High Yield Bond Fund Class W	Columbia High Yield Bond Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Management fees			0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%	none
Other expenses			0.26%	0.26%	0.26%	0.10%	0.26%	0.39%	0.39%	0.14%	0.26%	0.26%
Total annual fund operating expenses			1.07%	1.82%	1.82%	0.66%	1.32%	1.20%	0.95%	0.70%	1.07%	0.82%
[1]	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia High Yield Bond Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	579	799	1,038	1,723
Class B	Class B (if shares are redeemed)	685	873	1,186	1,945
Class C	Class C (if shares are redeemed)	285	573	986	2,142
Class I	Class I (whether or not shares are redeemed)	67	211	368	826
Class R	Class R (whether or not shares are redeemed)	134	419	724	1,595
Class R3	Class R3 (whether or not shares are redeemed)	122	381	661	1,459
Class R4	Class R4 (whether or not shares are redeemed)	97	303	526	1,171
Class R5	Class R5 (whether or not shares are redeemed)	72	224	390	874
Class W	Class W (whether or not shares are redeemed)	109	341	591	1,310
Class Z	Class Z (whether or not shares are redeemed)	84	262	456	1,018

Expense Example, No Redemption Columbia High Yield Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	185	573	986	1,945
Class C	Class C (if shares are not redeemed)	185	573	986	2,142